Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.7%
59,834	iShares 20+ Year Treasury Bond ETF	$6,129,993	3.0
80,666	Schwab U.S. TIPS ETF	4,178,499	2.0
74,773	Vanguard Russell 1000 Growth ETF	4,053,444	1.9
36,537	Vanguard S&P 500 ETF	11,995,097	5.8

	Total Exchange-Traded Funds
	(Cost $32,111,505)	26,357,033	12.7

MUTUAL FUNDS: 86.9%
	Affiliated Investment Companies: 86.9%
879,047	Voya Global Bond Fund - Class R6	6,188,493	3.0
654,123	Voya High Yield Bond Fund - Class R6	4,258,344	2.1
6,655,605	Voya Intermediate Bond Fund - Class R6	56,439,530	27.2
496,504	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,996,857	1.9
493,900	Voya Multi-Manager International Equity Fund - Class I	3,803,030	1.8
1,086,294	Voya Multi-Manager International Factors Fund - Class I	7,843,042	3.8
236,837	Voya Multi-Manager Mid Cap Value Fund - Class I	2,003,644	1.0
2,863,759	Voya Short Term Bond Fund - Class R6	26,346,585	12.7
905,263	Voya U.S. High Dividend Low Volatility Fund - Class R6	9,152,209	4.4
247,189	Voya U.S. Stock Index Portfolio - Class I	3,680,646	1.8
3,151,068	VY® BrandywineGLOBAL - Bond Portfolio - Class I	29,304,932	14.1
851,763	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	20,374,176	9.8
252,338	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2,043,935	1.0
79,190	VY® T. Rowe Price Growth Equity Portfolio - Class I	4,755,375	2.3

	Total Mutual Funds
	(Cost $217,134,176)	180,190,798	86.9

	Total Investments in Securities (Cost $249,245,681)	$206,547,831	99.6
	Assets in Excess of Other Liabilities	827,325	0.4
	Net Assets	$207,375,156	100.0

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$26,357,033	$–	$–	$26,357,033
Mutual Funds	180,190,798	–	–	180,190,798
Total Investments, at fair value	$206,547,831	$–	$–	$206,547,831
Other Financial Instruments+
Futures	641,927	–	–	641,927
Total Assets	$207,189,758	$–	$–	$207,189,758
Liabilities Table
Other Financial Instruments+
Futures	$(594,742)	$–	$–	$(594,742)
Total Liabilities	$(594,742)	$–	$–	$(594,742)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$8,385,124	$666,389	$(1,090,037)	$(1,772,983)	$6,188,493	$221,957	$(165,284)	$-
Voya High Yield Bond Fund - Class R6	14,255,725	342,396	(8,438,036)	(1,901,741)	4,258,344	223,372	692,740	-
Voya Intermediate Bond Fund - Class R6	72,983,404	12,551,444	(17,888,429)	(11,206,889)	56,439,530	1,445,701	(2,007,020)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,415,735	1,035,151	(714,768)	(1,739,261)	3,996,857	-	(79,687)	-
Voya Multi-Manager International Equity Fund - Class I	5,536,354	804,012	(685,121)	(1,852,215)	3,803,030	-	(4,354)	-
Voya Multi-Manager International Factors Fund - Class I	14,074,329	1,007,501	(4,339,205)	(2,899,583)	7,843,042	-	(488,070)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,931,891	141,859	(597,838)	(472,268)	2,003,644	-	(89,923)	-
Voya Short Term Bond Fund - Class R6	28,230,724	9,682,970	(9,902,860)	(1,664,249)	26,346,585	401,392	(422,776)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	6,435,103	6,070,786	(1,830,568)	(1,523,112)	9,152,209	84,853	(82,681)	-
Voya U.S. Stock Index Portfolio - Class I	11,478,806	1,620,680	(5,737,846)	(3,680,994)	3,680,646	2,662	1,397,121	464,778
VY® BrandywineGLOBAL - Bond Portfolio - Class I	39,351,812	2,396,515	(6,014,842)	(6,428,553)	29,304,932	323,047	235,487	1,625,033
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	28,571,446	3,852,415	(4,565,541)	(7,484,144)	20,374,176	18,528	240,883	2,927,643
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2,752,028	1,168,348	(728,485)	(1,147,956)	2,043,935	-	(219,645)	561,605
VY® T. Rowe Price Growth Equity Portfolio - Class I	6,841,156	3,500,252	(1,546,272)	(4,039,761)	4,755,375	-	136,354	1,012,873
	$247,243,637	$44,840,718	$(64,079,848)	$(47,813,709)	$180,190,798	$2,721,512	$(856,855)	$6,591,932

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the following futures contracts were outstanding for Voya Solution Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	47	12/16/22	$3,924,030	$(572,799)
U.S. Treasury 2-Year Note	7	12/30/22	1,437,734	(21,943)
			$5,361,764	$(594,742)
Short Contracts:
MSCI EAFE Index	(24)	12/16/22	(1,992,720)	219,197
S&P 500® E-Mini	(16)	12/16/22	(2,881,200)	422,730
			$(4,873,920)	$641,927

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $252,643,926.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$641,927
Gross Unrealized Depreciation	(46,690,837)

Net Unrealized Depreciation	$(46,048,910)